FBR National Trust Company
4922 Fairmont Avenue
Bethesda, MD 20814
(301) 657-1500

March 9, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: File Room

Re:       The FBR Funds
            (File Nos. 811-21503 and 333-112480)

Dear Madam or Sir:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the forms of Prospectuses for the Funds and the Statements of Additional Information that would have been filed under Rule 497(c) with respect to the above-referenced Trust does not differ from the ones filed in Post-Effective Amendment No. 3 that was filed electronically on February 25, 2005.

Please do not hesitate to contact the undersigned at (301) 657-7629 if you have any questions regarding this filing.

Very truly yours,

THE FBR FUNDS

By:   /s/ Susan L. Silva
        Susan L. Silva
        Treasurer